Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Defined contribution pension plans	¥ 12,511	¥ 11,780	¥ 9,148
Japanese Plans
Employee Benefits Disclosure [Line Items]
Invested in equity securities	30.00%	30.00%
Invested in debt securities	50.00%	50.00%
Fair Value of other assets	448,736	460,090	457,208
Contribution in defined benefit pension plan	21,946
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	1,147	1,039
Japanese Plans | Life insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%	20.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
Invested in equity securities	40.00%	40.00%
Invested in debt securities	55.00%	55.00%
Fair Value of other assets	192,033	197,835	75,058
Contribution in defined benefit pension plan	¥ 8,931
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	5.00%	5.00%